OTHER SIGNIFICANT EVENTS DURING THE PERIOD (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
		Mar. 05, 2026	Mar. 17, 2025	Mar. 31, 2025	Jan. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
CommitmentsAndContingenciesLineItems [Line Items]
Common stock shares authorized	[1]					50,000,000	50,000,000
Authorized Share Capital		50,000,000
Common Stock [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Number of shares issued			22,802,000			2,695,425 [1]
Common stock shares authorized			9,536,000
2019 Plan [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Conversion of stock description					The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under its 2019 Incentive Option Plan (the “2019 Plan”) by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.
Sub Plan [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Number of shares options		100,000
Common Class A [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Number of shares issued					346,537
Share price					$ 6.05
Chief Executive Officer [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Other commitments description				the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66).	the Board of Directors approved the engagement with Dan Teleman as CEO. The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($9) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($22) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($24) until the second anniversary of the IPO and to NIS 80 ($25) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including the “CEO IPO Bonus.
Shares option grants					318,856
Milestone bonus		$ 50
Director [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Shares option grants					27,681
Non-executive Directors [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Shares option grants		30,000
Share options, excercise price		$ 5.38
Chief Financial Officer [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Shares option grants		126,197
Share options, excercise price		$ 7.56
Officer [Member]
CommitmentsAndContingenciesLineItems [Line Items]
Shares option grants		55,500

[1]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, as well as the Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.